Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 Boats Times Segment	Dec. 31, 2015 Boats Times	Dec. 31, 2014 Boats Times
Revenue, Major Customer [Line Items]
Number of reportable segments | Segment	1
Number of time charters | Times	7	6	5
Number of bareboat charters | Boats	4	4	3
Minimum [Member] | Revenues [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Benchmark percentage of revenues and combined revenues concentration	10.00%	10.00%	10.00%